Revenue Recognition - Practical Expedient (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Revenue Recognition
Practical expedient, disclosure of performance obligation	true
Contract with Customer, Asset and Liability
Revenue recognized included in deferred revenue	$ 327